Foreclosed Assets - Summary of Foreclosed Assets Analysis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Balance at beginning of year	$ 1,546	$ 1,151
Transfers from loans	318	2,658
Foreclosed property sold	(1,248)	(2,118)
Write-down of foreclosed property	(120)	(145)
Balance at end of year	$ 496	$ 1,546